Document And Entity Information	6 Months Ended
Jun. 30, 2016
Document Information [Line Items]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2016
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	Q2
Entity Registrant Name	SuperCom Ltd
Entity Central Index Key	0001291855
Current Fiscal Year End Date	--12-31
Trading Symbol	SPCB